Share-based payments - Disclosure of Range of Exercise Prices, Number of Options and Weighted Average Remaining Contractual Life (Details)	Sep. 30, 2019 CAD ($) shares year	Sep. 30, 2018 CAD ($) shares	Sep. 30, 2017 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	9,891,592	12,830,826	15,237,883
Weighted average remaining contractual life of options outstanding | year	6.33
Weighted average exercise price of options outstanding (in CAD per share)	$ 54.64	$ 52.01	$ 44.70
Number of options exercisable (in shares) | shares	5,460,470	5,695,951
Weighted average exercise price of options exercisable (in CAD per share)	$ 41.32	$ 34.11
13.26 to 38.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,644,296
Weighted average remaining contractual life of options outstanding | year	3.37
Weighted average exercise price of options outstanding (in CAD per share)	$ 28.10
Number of options exercisable (in shares) | shares	2,644,296
Weighted average exercise price of options exercisable (in CAD per share)	$ 28.10
13.26 to 38.79 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	13.26
13.26 to 38.79 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 38.79
39.47 to 47.36
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	599,536
Weighted average remaining contractual life of options outstanding | year	5.12
Weighted average exercise price of options outstanding (in CAD per share)	$ 39.57
Number of options exercisable (in shares) | shares	599,536
Weighted average exercise price of options exercisable (in CAD per share)	$ 39.57
39.47 to 47.36 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	39.47
39.47 to 47.36 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 47.36
47.81 to 56.69
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,192,731
Weighted average remaining contractual life of options outstanding | year	5.99
Weighted average exercise price of options outstanding (in CAD per share)	$ 48.51
Number of options exercisable (in shares) | shares	864,103
Weighted average exercise price of options exercisable (in CAD per share)	$ 48.54
47.81 to 56.69 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	47.81
47.81 to 56.69 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 56.69
57.21 to 63.72
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,554,413
Weighted average remaining contractual life of options outstanding | year	7.45
Weighted average exercise price of options outstanding (in CAD per share)	$ 63.21
Number of options exercisable (in shares) | shares	1,315,301
Weighted average exercise price of options exercisable (in CAD per share)	$ 63.20
57.21 to 63.72 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	57.21
57.21 to 63.72 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 63.72
67.04 to 102.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,900,616
Weighted average remaining contractual life of options outstanding | year	8.93
Weighted average exercise price of options outstanding (in CAD per share)	$ 84.16
Number of options exercisable (in shares) | shares	37,234
Weighted average exercise price of options exercisable (in CAD per share)	$ 68.78
67.04 to 102.79 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	67.04
67.04 to 102.79 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 102.79